PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.4%
Asset-Backed Securities 12.3%
Canada 0.1%
Fairstone Financial Issuance Trust, Series 2020-01A, Class A, 144A	2.509%	10/20/39	CAD	1,500	$1,087,180
Ford Auto Securitization Trust,
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	400	285,907
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	500	360,327
					1,733,414
Cayman Islands 3.7%
Battalion CLO Ltd., Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.642(c)	07/18/30		5,016	4,978,280
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.661(c)	04/30/31		14,980	14,903,190
Carlyle US CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 0.000%)	6.608(c)	04/20/31		12,416	12,305,837
Elevation CLO Ltd., Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.850(c)	07/15/29		281	279,040
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.029(c)	02/20/31		2,000	1,951,891
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.738(c)	07/20/31		2,000	1,986,296
Mountain View CLO Ltd.,
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.350(c)	07/15/31		5,750	5,582,525
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.820(c)	10/15/34		15,000	14,723,316
OZLM Ltd.,
Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.320(c)	04/17/31		2,000	1,975,600
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	6.638(c)	04/20/31		4,860	4,806,726

Race Point CLO Ltd., Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.419(c)	02/20/30		7,446	7,386,538

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.424%(c)	05/07/31		5,000	$4,941,560
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	7.024(c)	05/07/31		6,500	6,303,757
Series 2017-10A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	7.138(c)	04/20/29		10,000	9,822,986

Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.583(c)	04/25/31		4,293	4,260,468
Zais CLO Ltd.,
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.760(c)	07/15/31		8,500	8,247,981
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.860(c)	04/15/30		470	467,999
					104,923,990
Ireland 6.9%
Anchorage Capital Europe CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.591(c)	04/25/34	EUR	4,000	4,283,440
Ares European CLO DAC, Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.913(c)	04/15/30	EUR	8,000	8,507,578
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	1,377	1,427,388
BNPP AM Euro CLO DAC, Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.263(c)	04/15/31	EUR	10,000	10,784,018
Bosphorus CLO DAC, Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.272(c)	05/25/34	EUR	20,000	21,395,142
Capital Four CLO DAC, Series 02A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.713(c)	01/15/34	EUR	23,000	24,807,955
Carlyle Euro CLO DAC,
Series 2017-02A, Class AA2R, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.623(c)	08/15/30	EUR	9,500	10,099,010
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.276(c)	03/15/32	EUR	20,000	21,553,358

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Ireland (cont’d.)
CIFC European Funding CLO DAC,
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.713%(c)	01/15/34	EUR	15,000	$16,168,990
Series 03A, Class B2, 144A	2.000	01/15/34	EUR	11,500	10,698,732

Hayfin Emerald CLO DAC, Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.458(c)	11/17/32	EUR	18,500	20,045,787
Henley CLO DAC, Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	4.621(c)	04/25/34	EUR	5,000	5,376,243
Invesco Euro CLO DAC, Series 01A, Class A2R, 144A	0.800	07/15/31	EUR	30,000	30,310,121
OAK Hill European Credit Partners DAC, Series 2017-06A, Class A2, 144A	1.150	01/20/32	EUR	2,487	2,576,168
Providus CLO DAC, Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.313(c)	07/15/31	EUR	7,500	8,027,646
Rathlin Residential DAC, Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.413(c)	09/27/75	EUR	994	1,028,013
					197,089,589
Spain 0.1%
LSF11 Boson Investments Sarl Compartment 2, Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.422(c)	11/25/60	EUR	1,143	1,206,487
TFS,
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	6.446(c)	03/15/26	EUR	3,136	2,962,109
					4,168,597
United Kingdom 0.1%
Newday Funding Master Issuer PLC, Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	6.267(c)	03/15/29		3,500	3,483,550

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States 1.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	5.165%(c)	08/25/32	156	$151,800
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	8.262(c)	08/25/32	108	103,894

Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	6.012(c)	05/25/33	460	447,392
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 144A	1.980	08/25/50	1,856	1,581,772
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	5.892(c)	01/25/34	400	377,250
Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33	1,300	1,177,409
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	1,181	1,394,546
Series 2020-02, Class E, 144A	3.072	02/25/28	331	327,331
Series 2020-02, Class R, 144A	31.355	02/25/28	553	670,933
Series 2021-01, Class E, 144A	2.365	09/25/28	123	120,228
Series 2021-01, Class F, 144A	4.280	09/25/28	600	564,906
Series 2021-01, Class R, 144A	28.348	09/25/28	1,862	2,231,059
Series 2021-02, Class F, 144A	4.393	12/26/28	600	556,877
Series 2021-03, Class F, 144A	3.694	02/26/29	600	526,842
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43	3,430	735,236
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	728	671,135
Series 2019-A, Class R, 144A	0.000	10/25/48	1,839	318,972

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	1,100	977,075
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31	1,900	1,476,419
Long Beach Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	6.267(c)	07/25/34	102	97,017
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34	1,800	1,735,319
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.312(c)	04/25/34	836	806,900

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
United States (cont’d.)

Merrill Lynch Mortgage Investors Trust, Series 2004-HE02, Class M1, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.200%)	6.612%(c)	08/25/35	14	$13,564
Morgan Stanley Capital I, Inc. Trust, Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.462(c)	09/25/33	64	62,998
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	6.392(c)	02/25/33	87	85,504
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class B, 144A	2.500	09/16/69	2,000	1,541,920
Series 2021-A, Class B, 144A	2.240	05/15/69	1,850	1,331,309

OneMain Direct Auto Receivables Trust, Series 2019-01A, Class B, 144A	3.950	11/14/28	1,300	1,227,459
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.350% (Cap N/A, Floor 0.000%)	8.762(c)	04/25/25	4,290	4,253,387
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class C, 144A	7.375	05/15/32	1,292	1,267,708
Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31	1,300	1,215,949
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class D, 144A	1.570	01/15/27	850	778,215
Series 2021-AA, Class R, 144A	0.000	08/15/28	6	300,645

Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.828(c)	07/20/30	258	257,241
SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 144A	3.050	11/16/48	2,100	1,705,274
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.662(c)	11/29/24	2,132	2,131,509
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.212(c)	06/25/24	4,730	4,577,407
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.720(c)	01/17/31	2,431	2,402,042
				40,202,443

Total Asset-Backed Securities (cost $384,975,385)				351,601,583

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 8.1%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	1,660	$1,148,006
United Kingdom 0.9%
Taurus DAC,
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	7.320(c)	05/17/31	GBP	546	649,465
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	6.220(c)	08/17/31	GBP	4,980	6,064,885
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	6.470(c)	08/17/31	GBP	8,176	9,739,627
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.820(c)	08/17/31	GBP	6,800	7,932,914
					24,386,891
United States 7.2%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $909,111; purchased 05/09/18)(f)	3.100(cc)	05/15/35		1,000	609,500
Series 2018-20TS, Class H, 144A (original cost $885,052; purchased 05/09/18)(f)	3.100(cc)	05/15/35		1,000	589,500

BANK, Series 2017-BNK05, Class A3	3.020	06/15/60		3,248	3,152,623
Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042	03/15/53		6,200	4,990,390
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.336(c)	10/15/36		2,805	2,766,180
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.636(c)	10/15/36		7,416	7,285,622
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.650%)	7.986(c)	10/15/36		22,142	21,435,664

Cantor Commercial Real Estate Lending, Series 2019-CF02, Class A3	2.647	11/15/52		16,531	15,332,957
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25		9,296	8,754,565
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.435(cc)	05/10/47		27,500	61,551
Series 2016-GC37, Class XB, IO	0.681(cc)	04/10/49		33,868	526,241
Series 2016-P04, Class XB, IO	1.314(cc)	07/10/49		9,100	306,821
Series 2017-P08, Class A2	3.109	09/15/50		1,767	1,698,131

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.102%(c)	11/15/37	4,399	$4,342,337
Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.216(cc)	08/10/47	50,000	82,645
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.419(c)	05/15/36	14,090	13,937,569
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	1,039	1,024,929
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	1,770,459
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	378,884
ELP Commercial Mortgage Trust, Series 2021-ELP, Class F, 144A, 1 Month SOFR + 2.781% (Cap N/A, Floor 2.667%)	8.003(c)	11/15/38	23,600	22,654,001
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class X1, IO	0.923(cc)	01/25/24	8,136	18,677
Series K043, Class X1, IO	0.504(cc)	12/25/24	11,449	70,561
Series K049, Class X1, IO	0.552(cc)	07/25/25	36,991	335,023
Series K052, Class X1, IO	0.631(cc)	11/25/25	11,376	126,430
Series K053, Class X1, IO	0.873(cc)	12/25/25	43,493	747,764
Series K054, Class X1, IO	1.152(cc)	01/25/26	29,188	671,375
Series K058, Class X1, IO	0.911(cc)	08/25/26	39,221	889,189
Series K090, Class X1, IO	0.709(cc)	02/25/29	22,844	773,769
Series K111, Class X1, IO	1.571(cc)	05/25/30	29,257	2,423,142
Series K113, Class X1, IO	1.380(cc)	06/25/30	118,444	8,636,167
Series K114, Class X1, IO	1.116(cc)	06/25/30	75,189	4,563,123
Series K116, Class X1, IO	1.424(cc)	07/25/30	48,976	3,671,629
Series K121, Class X1, IO	1.023(cc)	10/25/30	126,360	7,049,318
Series KG03, Class X1, IO	1.378(cc)	06/25/30	101,252	7,067,933
Series Q001, Class XA, IO	2.110(cc)	02/25/32	5,689	442,446

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	7.566(c)	08/01/23	17,250	17,036,341
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class C, 144A, 1 Month SOFR + 1.664% (Cap N/A, Floor 1.550%)	6.928(c)	11/21/35	7,700	7,007,707
Series 2021-RENT, Class D, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	7.228(c)	11/21/35	4,454	3,919,685

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.472%(cc)	04/10/47	30,000	$52,710
Series 2014-GC22, Class XB, IO	0.295(cc)	06/10/47	35,000	78,215
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47	83,262	16,061
Series 2014-GC26, Class XB, IO	0.297(cc)	11/10/47	56,483	199,413

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.109	07/15/50	2,240	2,178,890
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53	5,000	3,955,332
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	5,564	2,165,509
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	3,775	1,133,537
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	1,700	1,287,576
Series 2020-HR08, Class XB, IO	0.876(cc)	07/15/53	54,413	2,778,344
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month SOFR + 2.314% (Cap N/A, Floor 2.200%)	7.536(c)	01/15/36	8,475	7,376,521
Series 2020-01NYP, Class D, 144A, 1 Month SOFR + 2.864% (Cap N/A, Floor 2.750%)	8.086(c)	01/15/36	2,975	2,293,274

UBS-Barclays Commercial Mortgage Trust, Series 2012-C02, Class XA, IO, 144A	0.521(cc)	05/10/63	399	4
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.929(cc)	07/15/48	24,000	556,519
Series 2016-LC24, Class XB, IO	0.975(cc)	10/15/49	20,910	545,799
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)	7.186(c)	05/15/31	1,800	1,680,459
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	7.736(c)	05/15/31	1,700	1,559,432
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	8.836(c)	05/15/31	2,200	1,978,087
				206,986,530

Total Commercial Mortgage-Backed Securities (cost $258,253,807)				232,521,427

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Convertible Bond 0.0%
Jamaica
Digicel Group Holdings Ltd., Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $36,600; purchased 03/21/23 - 04/03/23)(f) (cost $36,600)	7.000%	08/16/23(oo)		248	$27,324
Corporate Bonds 44.4%
Australia 0.0%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, EMTN	3.700	03/18/24	CNH	2,000	281,069
Belgium 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	4.900	02/01/46		3,380	3,204,937
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.550	01/23/49		2,980	3,089,613
					6,294,550
Brazil 0.9%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	8,884	9,930,402
Gtd. Notes	6.625	01/16/34	GBP	7,400	8,256,224
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,000	2,450,018

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	200,146
Swiss Insured Brazil Power Finance Sarl, Sr. Sec’d. Notes	9.850	07/16/32	BRL	18,211	3,521,209
					24,357,999
Bulgaria 0.5%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	14,580	13,425,239
Canada 0.8%
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	45,455
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	51,461

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125%	06/15/26		3,900	$3,856,125
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		375	369,877
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,535	2,525,494
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		2,320	1,873,400
Gtd. Notes, 144A	6.250	09/15/27		2,175	2,009,417
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,386,063
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes(a)	2.650	01/15/32		1,340	1,082,421
Sr. Unsec’d. Notes	3.750	02/15/52		955	677,995

MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		855	866,756
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,458,750
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,397,144
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	474,609
Teck Resources Ltd.,
Sr. Unsec’d. Notes	5.400	02/01/43		1,403	1,263,239
Sr. Unsec’d. Notes	6.000	08/15/40		4,142	4,012,772
					23,350,978
China 0.6%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,068,093
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,282	1,227,567
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	25,000	3,842,688
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,348,358
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150	05/01/27		575	531,530
Gtd. Notes	3.400	05/01/30		725	641,589
					16,659,825

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Denmark 0.2%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A(a)	1.621%(ff)	09/11/26		4,645	$4,203,437
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25		1,095	1,046,222
					5,249,659
France 2.2%
Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	8,475	6,534,432
Banque Federative du Credit Mutuel SA, Sr. Unsec’d. Notes, Series 19	0.999	10/15/25	JPY	200,000	1,411,663
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29		23,127	19,422,119
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		5,220	4,289,587
Sr. Unsec’d. Notes, 144A	5.335(ff)	06/12/29		2,450	2,428,550
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	14,792
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	233,858

BPCE SA, Sr. Unsec’d. Notes, Series 03	0.989	07/12/28	JPY	300,000	2,055,058
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	2,000	2,138,528
Credit Agricole Corporate & Investment Bank SA, Sr. Unsec’d. Notes, EMTN	2.670	02/20/24	NZD	1,400	852,175
Credit Agricole SA, Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	232,723
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	6,850	7,282,412
Loxam SAS, Sr. Sub. Notes	4.500	04/15/27	EUR	1,900	1,864,477
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,989,588
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	2.889(ff)	06/09/32		1,685	1,326,238
Sr. Unsec’d. Notes, 144A	3.337(ff)	01/21/33		4,915	3,985,226
Sr. Unsec’d. Notes, 144A, MTN	6.447(ff)	01/12/27		2,545	2,557,906
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	136,372
					61,755,704
Germany 0.4%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	1.987	07/08/30	AUD	1,000	534,002

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Deutsche Bank AG,
Sr. Unsec’d. Notes	2.129%(ff)	11/24/26		3,760	$3,407,650
Sub. Notes, EMTN	3.662(ff)	04/10/25	CNH	53,000	7,303,405
					11,245,057
Hong Kong 0.3%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,200	8,851,886
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	551,575
Gtd. Notes, EMTN	3.200	08/14/27	CNH	3,000	416,636
					9,820,097
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	3,470	3,557,277
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	3.788(c)	07/24/26	EUR	5,000	5,357,073
India 0.5%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	11,600	11,815,364
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,100	2,831,740
					14,647,104
Indonesia 0.4%
Freeport Indonesia PT,
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,890	1,783,980
Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	566,343
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	2,300	2,434,398
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	6,900	5,809,932
Sr. Unsec’d. Notes, 144A	2.875	10/25/25	EUR	900	952,590
					11,547,243

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Israel 0.6%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750%	02/22/32		600	$507,780
Sr. Sec’d. Notes	7.875	12/15/26		5,500	5,744,420
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,513,106
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	9,158,447
					16,923,753
Italy 0.4%
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	7.778(ff)	06/20/54		1,985	2,006,984
Sub. Notes, 144A	4.198(ff)	06/01/32		1,430	1,098,526

UniCredit SpA, Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27		8,485	7,492,224
					10,597,734
Jamaica 0.3%
Digicel Group Holdings Ltd., Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $276,713; purchased 03/21/23 - 03/22/23)(f)	8.000	04/01/25		705	306,118
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $1,071,125; purchased 04/16/21)(f)	8.000	12/31/26(d)		1,100	231,022
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $1,165,022; purchased 01/05/21 - 12/15/22)(f)	13.000	12/31/25		1,148	817,609
Sr. Sec’d. Notes, 144A (original cost $787,500; purchased 01/05/21)(f)	8.750	05/25/24		750	680,430
Sr. Sec’d. Notes, 144A (original cost $7,519,688; purchased 07/30/20 - 01/14/21)(f)	8.750	05/25/24		7,250	6,561,250

Digicel Ltd., Gtd. Notes, 144A (original cost $147,000; purchased 03/15/23)(f)	6.750	12/31/23		700	133,000
					8,729,429

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Japan 0.3%
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes	2.608%	07/14/31		2,070	$1,631,450
Sr. Unsec’d. Notes(a)	2.999	01/22/32		7,475	6,038,110
					7,669,560
Kazakhstan 0.3%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	8,500	9,552,205
Luxembourg 0.4%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	8,466,197
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	1,962,931

Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $618,818; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	473	24,621
					10,453,749
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,246,216
Mexico 1.4%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		11,220	9,537,000
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	362,937
Sr. Sec’d. Notes	5.500	07/31/47		1,352	1,164,410
Petroleos Mexicanos,
Gtd. Notes	6.500	01/23/29		500	415,375
Gtd. Notes	9.500	09/15/27		2,000	1,932,940
Gtd. Notes, EMTN(a)	2.750	04/21/27	EUR	5,300	4,631,345
Gtd. Notes, EMTN	4.875	02/21/28	EUR	24,500	22,204,518
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	5.751(c)	02/15/24		563	562,443
					40,810,968
Netherlands 0.7%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	485,483

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, EMTN	2.750%	03/04/24	NZD	376	$228,998
Sr. Unsec’d. Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	207,821
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	2,882	1,816,243

OCI NV, Sr. Sec’d. Notes, 144A	3.625	10/15/25	EUR	8,370	8,892,220
TMNL Holding BV, Sr. Sec’d. Notes, 144A	3.750	01/15/29	EUR	2,300	2,264,275
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	6,000	5,082,230
					18,977,270
Norway 0.1%
Equinor ASA, Gtd. Notes	6.800	01/15/28		2,140	2,253,475
Peru 0.0%
Lima Metro Line 2 Finance Ltd., Sr. Sec’d. Notes	5.875	07/05/34		90	88,517
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.246(s)	06/02/25		447	414,977
					503,494
Philippines 0.1%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	3,988,197
Poland 0.2%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	600	582,258
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		1,215	1,211,962
Gov’t. Gtd. Notes, EMTN	1.750	05/06/26	EUR	4,700	4,822,503
					6,616,723
Qatar 0.0%
QNB Finance Ltd.,
Gtd. Notes, EMTN	3.500	03/09/26	CNH	7,400	1,025,995
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	164,355
					1,190,350

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia 0.7%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500%	03/21/26(d)	EUR	3,500	$2,789,981
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	7,927	8,545,417
Sr. Unsec’d. Notes, EMTN	4.364	03/21/25(d)	EUR	4,000	3,386,460
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27(d)		1,410	1,022,250
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	4,231,409
					19,975,517
Slovenia 0.5%
United Group BV,
Sr. Sec’d. Notes	4.000	11/15/27	EUR	200	183,886
Sr. Sec’d. Notes	4.625	08/15/28	EUR	100	90,871
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	3,800	3,667,547
Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	11,575	10,240,549
					14,182,853
South Africa 0.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		1,350	1,287,481
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		12,000	11,444,280
					12,731,761
South Korea 0.7%
Korea Development Bank (The),
Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	6,670,580
Sr. Unsec’d. Notes, EMTN	6.000	01/22/25	IDR	15,000,000	983,047
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	6,864,078
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,088,914
					19,606,619
Spain 0.8%
Banco Santander SA,
Sr. Unsec’d. Notes	3.306	06/27/29		1,600	1,419,241
Sub. Notes	2.749	12/03/30		600	472,486

Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	11,900	10,384,822

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $1,288,015; purchased 07/24/20 - 09/30/22)(f)	11.000%	09/30/26(d)	EUR	1,126	$1,027,040
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $400,554; purchased 10/31/19 - 10/31/22)(f)	13.625	11/30/27(d)		453	115,500

Lorca Telecom Bondco SA, Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,300	10,588,735
					24,007,824
Supranational Bank 0.5%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	09/07/32	MXN	64,600	1,703,056
African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	245,250
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, EMTN^	0.375	09/09/25	THB	72,000	2,020,323
European Investment Bank,
Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	811,425
Sr. Unsec’d. Notes, EMTN	6.270	08/28/24	IDR	10,000,000	661,273

Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.500	12/05/24	MXN	600	33,968
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes	1.820(ff)	08/11/26		72	65,116
Sr. Unsec’d. Notes	2.330(ff)	05/31/26		4	3,705
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	3,837,252
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,743,673
Sr. Unsec’d. Notes, MTN	2.700	12/28/37		300	234,046
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,388,023
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,388,870
					15,135,980
Switzerland 0.7%
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27		6,440	5,707,708
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		13,125	11,473,219
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		1,390	1,332,662

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland (cont’d.)
UBS Group AG, (cont’d.)
Sr. Unsec’d. Notes, 144A	3.869%(ff)	01/12/29		900	$821,250
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,075	1,946,392
					21,281,231
United Arab Emirates 0.4%
ADCB Finance Cayman Ltd., Gtd. Notes, MTN	4.500	10/25/27	AUD	2,370	1,534,843
DP World Ltd.,
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,000	4,586,744
Sr. Unsec’d. Notes, 144A	4.250	09/25/30	GBP	1,840	2,112,592
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		500	546,640
First Abu Dhabi Bank PJSC,
Sr. Unsec’d. Notes, EMTN	0.875	12/09/25	GBP	1,268	1,436,049
Sr. Unsec’d. Notes, EMTN	3.500	07/02/25	CNH	2,170	303,598
					10,520,466
United Kingdom 3.0%
Barclays Bank PLC, Sr. Unsec’d. Notes, EMTN	2.100	11/13/25	CNH	18,000	2,421,372
Barclays PLC,
Sr. Unsec’d. Notes, MTN	3.250	06/26/24	AUD	1,750	1,148,660
Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	638,115
Sr. Unsec’d. Notes, Series 01	1.232(ff)	09/25/24	JPY	100,000	703,394
Sub. Notes	7.119(ff)	06/27/34		3,780	3,818,995

Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	14,700	16,153,366
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	6,700	6,610,055
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		14,500	13,956,250
Constellation Automotive Financing PLC, Sr. Sec’d. Notes(a)	4.875	07/15/27	GBP	5,000	5,108,744
HSBC Bank PLC, Sr. Unsec’d. Notes, 144A, EMTN	3.120	04/04/26	CNH	36,800	5,095,036
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.206(ff)	08/17/29		4,300	3,616,018
Sr. Unsec’d. Notes	3.973(ff)	05/22/30		2,400	2,170,826

Kane Bidco Ltd., Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	8,325	9,762,403

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000%	04/02/32		1,200	$744,972
Lloyds Banking Group PLC, Sub. Notes	4.582	12/10/25		2,250	2,165,311
Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	1,189	1,191,425
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	2,800	3,279,534
Sr. Sec’d. Notes, 144A	5.000	04/15/27	GBP	5,900	6,910,447
					85,494,923
United States 24.4%
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	657,098
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	629,345
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	564,191
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	600,000	4,194,233

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	3.500	03/15/29		2,310	2,010,324
Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	2,746,220
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		428	295,133
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,132,705
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		3,550	3,627,976
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		575	562,528
Gtd. Notes, 144A	9.000	11/01/27		579	724,005
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		1,825	1,814,322

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.625	01/15/28		6,582	6,333,984
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		97	74,798
Sr. Unsec’d. Notes	3.500	09/15/53		1,421	964,471

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.950%	04/30/31	EUR	6,500	$6,976,924
Sr. Unsec’d. Notes, EMTN	7.000	04/30/40	GBP	1,550	2,108,003
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	97,827
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,066,792

Ball Corp., Gtd. Notes	6.000	06/15/29		900	900,000
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		13,060	10,813,412
Sr. Unsec’d. Notes	3.419(ff)	12/20/28		4,519	4,159,026
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		19,350	16,609,238
Sr. Unsec’d. Notes, MTN	2.884(ff)	10/22/30		4,865	4,211,120
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		5,140	4,552,813
Sub. Notes	6.800	03/15/28		377	390,884
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	678,360

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		1,550	883,777
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		2,590	1,197,875
Gtd. Notes, 144A	5.000	02/15/29		175	80,281
Gtd. Notes, 144A	5.250	01/30/30		5,500	2,475,000
Gtd. Notes, 144A	5.250	02/15/31		2,000	900,000
Gtd. Notes, 144A	6.250	02/15/29		400	187,000
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		1,375	1,328,494
Gtd. Notes	6.750	03/15/25		2,075	2,069,180
Gtd. Notes	7.250	10/15/29		1,600	1,573,808
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	1,640,000	10,960,740
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	630,477
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,811,799

Boeing Co. (The), Sr. Unsec’d. Notes	5.805	05/01/50		4,030	4,054,140
Booking Holdings, Inc., Sr. Unsec’d. Notes	4.500	11/15/31	EUR	5,300	6,043,056
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A(a)	7.125	10/02/25		4,800	4,848,000
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,471,394
Sr. Unsec’d. Notes	4.125	05/15/29		2,865	2,584,702
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		3,765	2,795,856

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Broadcom, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	3.137%	11/15/35		4,626	$3,550,371
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		6,765	5,656,045
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,660	2,642,941
Sr. Unsec’d. Notes, 144A	4.625	10/15/29		525	462,125

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		2,361	1,971,343
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,770	2,387,099
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,180	1,833,665
Sr. Unsec’d. Notes, 144A(a)	5.125	03/15/28		5,000	4,534,128
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		9,500	7,799,130
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		2,675	2,118,608

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		7,675	6,949,804
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		675	564,725
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		1,230	1,065,893
Gtd. Notes	5.375	03/15/44		3,560	3,236,522

Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30		600	615,587
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31		3,625	2,936,900
Sr. Sec’d. Notes	3.900	06/01/52		3,365	2,202,097
Sr. Sec’d. Notes	4.800	03/01/50		5,250	3,971,263
Sr. Sec’d. Notes	6.384	10/23/35		2,357	2,315,181
Chesapeake Energy Corp.,
Gtd. Notes, 144A (original cost $650,000; purchased 02/02/21)(f)	5.500	02/01/26		650	638,377
Gtd. Notes, 144A (original cost $600,000; purchased 02/02/21)(f)	5.875	02/01/29		600	573,782

CitiFinancial Credit Co., Sr. Unsec’d. Notes	7.875	02/01/25		662	672,711
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	720,045
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		19,245	16,733,941
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		1,660	1,336,580

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.561%(ff)	05/01/32		6,600	$5,382,597
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,332
Sub. Notes	6.174(ff)	05/25/34		1,280	1,298,598
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		4,025	3,367,869
Sr. Unsec’d. Notes(a)	5.375	11/15/27		2,625	2,515,974
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	899,107
Gtd. Notes, 144A	4.625	06/01/30		1,125	960,651

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $3,451,125; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)		3,740	108,521
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49		2,480	2,050,077
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		4,950	3,201,845
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		1,326	1,312,097
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		88	119,491
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	6,867,247
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		5,045	4,594,309
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,947,381
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,233,524

ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	217,543
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	5,644,622
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43		5,000	3,912,883
Sr. Unsec’d. Notes(a)	5.291	12/08/46		3,000	2,474,083
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.134	08/04/25		200	191,079
Sr. Unsec’d. Notes, EMTN	3.683	12/03/24	AUD	500	323,000
Sr. Unsec’d. Notes, EMTN	4.125	06/20/24	SGD	2,000	1,485,038
General Motors Co.,
Sr. Unsec’d. Notes	5.000	04/01/35		2,200	2,022,563
Sr. Unsec’d. Notes	5.400	04/01/48		2,050	1,787,913
Sr. Unsec’d. Notes	6.250	10/02/43		2,705	2,658,182

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

General Motors Financial Co., Inc., Gtd. Notes	3.850%	01/05/28		2,900	$2,713,241
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,000	1,000,252
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	9,288,054
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	1,927,285
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,414,320
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	7,919,851
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	210	132,109
Sr. Unsec’d. Notes, EMTN	1.428(s)	12/15/23	EUR	200	215,982
Sr. Unsec’d. Notes, EMTN	1.000	08/06/24	JPY	100,000	712,297
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,278,586
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	68,214
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor N/A)	2.979(c)	06/30/25	EUR	2,227	2,362,886
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.103(c)	08/12/25	EUR	3,216	3,438,773
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,616,246
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	5.476(c)	11/30/24		40	39,400

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.606(c)	05/31/25		19,100	18,431,500
HCA, Inc.,
Gtd. Notes	5.250	06/15/49		1,500	1,349,658
Gtd. Notes	5.625	09/01/28		700	702,269
Gtd. Notes	7.500	11/06/33		2,000	2,197,339
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,255,330
Honeywell International, Inc.,
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	3,000	2,576,511
Sr. Unsec’d. Notes	3.750	05/17/32	EUR	4,900	5,267,689

Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month LIBOR + 0.035%	5.086(c)	09/15/30		800	794,768
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		5,750	4,589,966
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		4,000	3,790,000

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

IQVIA, Inc., Gtd. Notes, 144A	2.250%	01/15/28	EUR	1,800	$1,783,362
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	5.125	02/01/28		1,373	1,331,392
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32		9,275	7,136,014
John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		3,755	3,526,509
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		23,506	22,213,170
Sr. Unsec’d. Notes	3.509(ff)	01/23/29		3,200	2,971,946
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		1,590	1,461,692

JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	3,832,672
KB Home, Gtd. Notes	6.875	06/15/27		1,650	1,683,587
Kimco Realty OP LLC, Gtd. Notes	2.250	12/01/31		4,160	3,254,394
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	13,642
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	66,190
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,452,207

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		75	64,706
Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		4,042	3,566,486
Liberty Mutual Group, Inc.,
Gtd. Notes	2.750	05/04/26	EUR	1,000	1,061,049
Gtd. Notes, 144A	3.951	10/15/50		90	66,224

LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,123,978
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		9,050	9,386,680
Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		9,115	7,714,826
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		5,450	4,775,568
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		550	488,366
Medtronic Global Holdings SCA,
Gtd. Notes	1.500	07/02/39	EUR	500	385,218

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Medtronic Global Holdings SCA, (cont’d.)
Gtd. Notes	1.625%	03/07/31	EUR	2,500	$2,394,507
Gtd. Notes	1.750	07/02/49	EUR	2,100	1,455,364
Gtd. Notes	2.250	03/07/39	EUR	1,910	1,656,227

MetLife, Inc., Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	4,083,558
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,080,690
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	10,000	9,720,907
Sr. Unsec’d. Notes	4.656(ff)	03/02/29	EUR	3,700	4,114,911
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		17,400	10,418,250
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	06/26/43	MXN	16,700	175,647
Sr. Unsec’d. Notes, EMTN^	0.500(cc)	09/25/43	MXN	33,900	350,924
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	106,406
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,079,407
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,779,525
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	1,763,119
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,456,746
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	1,100	1,010,532

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		515	487,015
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	1,672,889
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30		225	190,424
Gtd. Notes, 144A	5.500	08/15/28		2,265	2,053,415
Gtd. Notes, 144A	6.000	01/15/27		735	702,783
NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	631,928
Sr. Sec’d. Notes, 144A	3.750	06/15/24		5,600	5,455,660

Occidental Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	36,736
OneMain Finance Corp., Gtd. Notes(a)	4.000	09/15/30		1,500	1,180,086
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30		7,350	6,325,940
Gtd. Notes	4.450	09/01/49		2,000	1,530,151
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28		800	717,013
Sr. Unsec’d. Notes, 144A	5.125	04/30/31		1,725	1,461,936

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28		450	$399,234
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		767	691,265
Pilgrim’s Pride Corp., Gtd. Notes	4.250	04/15/31		4,550	3,927,141
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		2,325	1,980,707
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	200,000	1,187,700
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,825,036
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	9,714,947
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,249,866
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		480	417,928
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	6,300	7,034,659

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		4,525	4,496,137
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		3,600	3,457,770
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		7	6,484
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		1,985	2,392,537
Sprint LLC, Gtd. Notes	7.625	02/15/25		300	306,841
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,550	3,954,488
Stellantis Finance US, Inc., Gtd. Notes, 144A	2.691	09/15/31		3,645	2,912,258
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		2,625	2,421,286
Gtd. Notes, 144A(a)	6.000	12/31/30		1,700	1,514,039
Gtd. Notes, 144A	7.500	10/01/25		1,075	1,079,095
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,651,534
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		175	163,379
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		850	809,929

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes	4.250%	06/01/29		600	$537,697
Sr. Sec’d. Notes	4.375	01/15/30		150	133,854
Sr. Sec’d. Notes	5.125	11/01/27		1,955	1,856,659

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.038(c)	09/30/24		10,924	10,329,807
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.875	07/24/37	EUR	450	438,952
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	2,100	2,270,628

Time Warner Cable Enterprises LLC, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,312,716
T-Mobile USA, Inc., Gtd. Notes	4.375	04/15/40		2,500	2,206,359
Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		91	84,368
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34		780	786,624
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		18,150	14,143,193
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	8,225	6,963,408
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		3,750	3,551,945
Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	861,252
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		250	211,659
Gtd. Notes	3.875	02/15/31		391	336,826
Gtd. Notes(a)	4.875	01/15/28		3,115	2,969,610
Gtd. Notes(a)	5.250	01/15/30		2,340	2,228,798

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,335	3,244,316
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		4,750	4,134,194
Ventas Realty LP, Gtd. Notes(a)	2.500	09/01/31		7,995	6,336,338
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,440,786
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	880,263
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	544,497
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,919,186

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Viatris, Inc.,
Gtd. Notes	3.850%	06/22/40		4,410	$3,128,998
Gtd. Notes	4.000	06/22/50		4,425	2,992,823

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,773,509
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,387,792
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		9,650	9,178,825
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		3,520	3,311,828
Sr. Sec’d. Notes, 144A	3.550	07/15/24		14,300	13,906,164
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		4,355	3,628,354
Gtd. Notes	5.141	03/15/52		2,610	2,114,549
Gtd. Notes	5.391	03/15/62		154	125,110
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,659,421
Sr. Unsec’d. Notes, GMTN	3.700	07/27/26	AUD	1,458	929,454
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	6,665,549
Welltower OP LLC,
Gtd. Notes	2.050	01/15/29		3,100	2,602,965
Gtd. Notes	2.800	06/01/31		10,300	8,544,642
Gtd. Notes	3.100	01/15/30		5,600	4,900,284

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	8,452,600
					696,021,862

Total Corporate Bonds (cost $1,487,710,718)					1,268,021,033
Floating Rate and Other Loans 1.0%
Jamaica 0.0%
Digicel International Finance Ltd., First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24		433	390,156

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
United Kingdom 1.0%
Constellation Automotive Group Ltd., Facility B2 (First Lien), SONIA + 4.750%	9.681%(c)	07/28/28	GBP	3,850	$4,454,219
EG Group Ltd., Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%	10.636(c)	04/30/27	EUR	22,173	22,550,772
					27,004,991
United States 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		247	186,710
Second Lien Term Loan	8.025	08/24/26		7,155	202,714
					389,424

Total Floating Rate and Other Loans (cost $34,715,125)					27,784,571
Municipal Bond 0.2%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $6,029,026)	0.000(cc)	11/01/43		10,573	5,418,695
Residential Mortgage-Backed Securities 4.5%
Spain 0.1%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	1,693	1,829,286
United States 4.4%
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	5.355(c)	07/27/57		92	90,627
Bellemeade Re Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.819(c)	03/25/31		695	695,899
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.019(c)	03/25/31		1,750	1,776,745

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Bellemeade Re Ltd., (cont’d.)
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.469%(c)	09/25/31	1,200	$1,186,636

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	7.067(c)	09/12/26	3,916	3,916,421
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 30 Day Average SOFR + 2.214% (Cap N/A, Floor 0.000%)	7.283(c)	10/25/39	36	35,641
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.233(c)	01/25/40	403	405,920
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.169(c)	10/25/41	1,650	1,659,577
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	6.619(c)	10/25/41	240	237,927
Series 2021-R03, Class 1B1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.819(c)	12/25/41	500	495,057
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.219(c)	12/25/41	540	542,843

Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	1,985	1,926,129
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.769(c)	10/25/33	3,452	3,457,668
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.519(c)	04/25/34	3,500	3,575,715
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	8.369(c)	11/25/41	260	260,481
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	7.069(c)	11/25/41	1,440	1,414,269

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

Fannie Mae REMIC, Series 2012-107, Class GI, IO	3.500%	09/25/27	1,446	$52,006
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.069(c)	11/25/50	595	615,800
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.669(c)	11/25/50	1,479	1,502,600
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.469(c)	08/25/33	1,700	1,734,000
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 30 Day Average SOFR + 1.964% (Cap N/A, Floor 0.000%)	7.033(c)	02/25/50	1,489	1,493,987
Series 2020-DNA03, Class B1, 144A, 30 Day Average SOFR + 5.214% (Cap N/A, Floor 0.000%)	10.283(c)	06/25/50	544	585,066
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069(c)	12/25/50	400	396,000
Series 2020-HQA02, Class M2, 144A, 30 Day Average SOFR + 3.214% (Cap N/A, Floor 0.000%)	8.283(c)	03/25/50	117	119,986
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.433(c)	09/25/50	1,212	1,298,973
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.719(c)	01/25/51	2,995	2,936,029
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.869(c)	01/25/51	9,269	9,284,292
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.569(c)	10/25/33	500	515,259
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.119(c)	01/25/34	4,630	4,644,492

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.719%(c)	01/25/34	1,233	$1,234,547
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.469(c)	10/25/41	1,830	1,839,150
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.869(c)	11/25/41	200	196,248
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.069(c)	08/25/33	13,800	13,663,243
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.319(c)	08/25/33	16,928	16,868,954
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.219(c)	12/25/33	2,000	1,983,113
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.419(c)	09/25/41	970	966,383
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.169(c)	09/25/41	3,350	3,283,000
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.419(c)	12/25/41	2,100	2,059,583

Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43	4,335	729,117
GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	11,648	10,559,820
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	7.062(c)	05/25/29	378	377,906
Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.962(c)	07/25/33	1,486	1,485,374
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.669(c)	01/25/34	2,030	2,021,352

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
Home Re Ltd., (cont’d.)
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.869%(c)	01/25/34		4,790	$4,729,834

Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59		4,850	4,834,266
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	6.162(c)	01/25/48		536	521,740
Oaktown Re VI Ltd., Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.119(c)	10/25/33		1,538	1,540,529
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.669(c)	04/25/34		1,985	1,972,110
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.969(c)	04/25/34		700	710,021
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	9.262(c)	02/25/25		1,020	1,019,486
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	8.062(c)	08/25/25		2,300	2,279,990

Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.769(c)	11/25/31		5,100	5,109,842
					126,841,653

Total Residential Mortgage-Backed Securities (cost $129,346,490)					128,670,939
Sovereign Bonds 25.7%
Albania 0.0%
Albania Government International Bond, Sr. Unsec’d. Notes, 144A	3.500	10/09/25	EUR	1,000	1,054,970

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Andorra 0.0%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250%	05/06/31	EUR	400	$355,236
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	519,215	664,980
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	1,637,456	1,459,429
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	59,017	52,373
					2,176,782
Austria 0.1%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	2,143	1,745,960
Brazil 0.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		20,912	20,495,779
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500	01/05/24	BRL	30	6,179
Sr. Unsec’d. Notes, Series B	8.875	04/15/24		208	212,312
					20,714,270
Bulgaria 0.3%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	7,876,711
Canada 0.0%
Canadian Government Bond, Bonds(k)	4.000	06/01/41	CAD	650	528,986
City of Toronto, Unsec’d. Notes	3.250	06/24/46	CAD	1,000	612,606
					1,141,592
Chile 0.1%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	505,000	590,189

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Chile (cont’d.)
Chile Government International Bond,
Sr. Unsec’d. Notes	0.830%	07/02/31	EUR	1,000	$863,724
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	1,811,262
					3,265,175
China 1.8%
China Government Bond,
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	4,000	571,056
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	288,900
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	18,500	2,723,855
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,415,625
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	40,000	6,141,306
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	76,500	11,729,622
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	9,620,253
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,409,635
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	48,500	7,873,481
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	3,839,644

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	587,582
					52,200,959
Colombia 2.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	8.375	02/15/27		3,168	3,214,538
Sr. Unsec’d. Notes	9.850	06/28/27	COP	15,013,000	3,712,319
Sr. Unsec’d. Notes	10.375	01/28/33		1,401	1,625,861
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,174,640
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	47,879	50,478,808
					60,206,166
Cyprus 0.9%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	5,506,452
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,551,350
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	4,694	4,892,079
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	10,200	10,059,317
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,641,340
					24,650,538

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Denmark 0.1%
Denmark Government Bond,
Bonds	1.750%	11/15/25	DKK	3,520	$503,906
Bonds	4.500	11/15/39	DKK	1,800	322,638
Bonds, Series 10YR	0.500	11/15/27	DKK	12,110	1,624,779
Bonds, Series 10YR	0.500	11/15/29	DKK	4,300	555,906
Bonds, Series 30YR	0.250	11/15/52	DKK	5,000	373,927
					3,381,156
Egypt 0.0%
Egypt Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	700	581,825
Finland 0.0%
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,150,998
France 0.8%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	21,588,063
French Republic Government Bond OAT, Bonds, 144A(k)	0.500	05/25/72	EUR	100	39,890
					21,627,953
Germany 0.0%
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	27,286
Greece 2.7%
Hellenic Republic Government Bond,
Bonds	4.300	02/24/25	EUR	1	1,108
Bonds	4.300	02/24/29	EUR	1	1,066
Bonds	4.300	02/24/30	EUR	2	2,121
Bonds	4.300	02/24/31	EUR	34	35,924
Bonds	4.300	02/24/32	EUR	60	63,140
Bonds	4.300	02/24/36	EUR	2	1,994
Bonds	4.300	02/24/39	EUR	1	1,068
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	53,654,278
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,234,532

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	9,719	$11,332,829
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,200	6,240,771
					76,568,831
Hungary 0.2%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.625	04/28/32	EUR	4,176	3,537,944
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		1,375	1,073,022
					4,610,966
Indonesia 1.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	10,092,253
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	7,769,309
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	9,560	8,339,497
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	2,600	2,732,460
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	13,980	15,172,263
					44,105,782
Israel 0.2%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,435	4,758,724
Italy 5.3%
Cassa Del Trentino SPA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	937	980,742
Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	6,366	6,038,681
Region of Umbria, Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	3.490(c)	03/26/31	EUR	872	889,887
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	5,324	4,346,635
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		3,300	2,861,749
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	35	38,287
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	8,742,333

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Republic of Italy Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.425%	03/28/36	EUR	1,400	$1,484,803
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,018	20,143,515
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,100	2,423,853
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	69,287	88,683,835
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		11,108	10,980,098
Sr. Unsec’d. Notes, Series 67, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 8.800%, Floor 0.000%)	2.988(c)	05/11/26	EUR	3,000	3,199,745
					150,814,163
Japan 0.1%
Japan Government Twenty Year Bond, Bonds, Series 159 (k)	0.600	12/20/36	JPY	350,000	2,376,822
Kazakhstan 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	09/30/34	EUR	9,400	7,535,571
Mexico 0.7%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	9,092,844
Sr. Unsec’d. Notes(a)	1.450	10/25/33	EUR	4,825	3,891,282
Sr. Unsec’d. Notes(a)	2.875	04/08/39	EUR	5,000	4,090,800
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	774,327
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	327,808
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,751,567
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	988,686
					20,917,314
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375	04/21/25	EUR	750	783,196
Panama 0.4%
Panama Government International Bond, Sr. Unsec’d. Notes	8.125	04/28/34		10,732	12,611,817

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Peru 0.7%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250%	03/11/33	EUR	1,200	$1,002,163
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	7,718	8,213,118
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	10,042,152
					19,257,433
Philippines 1.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	4,896,549
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,131,709
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	785,324
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	3,902,213
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	5,568,763
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	11,402,003
					27,686,561
Poland 0.0%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	814,918
Portugal 0.2%
Regiao Autonoma Madeira, Gov’t. Gtd. Notes	0.943	05/29/32	EUR	5,000	4,396,825
Romania 0.6%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	3,826,651
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	1,695,011
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,012,848
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,741,492
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	884,955
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	896,136
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	2,966	2,609,742
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	698,927
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,051,020
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,098,314
					17,515,096

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000%	07/09/39	EUR	13,756	$10,908,403
Serbia 1.0%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	5,239,338
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	15,595	15,661,798
Sr. Unsec’d. Notes, 144A(a)	2.125	12/01/30		9,015	6,975,897
					27,877,033
Slovenia 0.0%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	85,776
South Korea 0.1%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	6.700	12/02/24	IDR	40,000	2,656
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	6,800,000	455,027
Sr. Unsec’d. Notes, EMTN	4.140	09/04/23	CNH	5,000	700,375
Sr. Unsec’d. Notes, EMTN	7.250	12/07/24	IDR	10,000,000	668,481
Sr. Unsec’d. Notes, EMTN	8.000	05/15/24	IDR	19,600,000	1,309,613
					3,136,152
Spain 2.2%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	588	655,133
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,178,158
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	3,848,566
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,718,128
Spain Government Bond,
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	10,600	6,079,829
Sr. Unsec’d. Notes, 144A(k)	1.200	10/31/40	EUR	2,500	1,846,218
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	7,225	6,612,791
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,096,724
Spain Government Bond Coupon Strips,
Bonds	0.246(s)	01/31/32	EUR	3,900	3,188,165
Bonds(k)	0.320(s)	01/31/33	EUR	2,100	1,670,732
Bonds	0.449(s)	07/30/29	EUR	438	399,076

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Bonds	0.958%(s)	01/31/35	EUR	168	$120,874
Bonds	1.027(s)	01/31/36	EUR	168	115,299
Bonds	1.078(s)	01/31/37	EUR	168	110,797
Bonds	1.296(s)	07/30/41	EUR	436	236,776
Bonds, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,244,237
Bonds, Series CAC	1.128(s)	07/30/36	EUR	862	585,895
Bonds, Series CAC	1.212(s)	07/30/37	EUR	862	560,347
Bonds, Series CAC	1.297(s)	07/30/38	EUR	862	537,923
Bonds, Series CAC	1.365(s)	07/30/42	EUR	300	157,390
Bonds, Series CAC	1.405(s)	07/30/43	EUR	300	151,504
Bonds, Series CAC	1.455(s)	07/30/44	EUR	300	145,759
Bonds, Series CAC	1.475(s)	07/30/45	EUR	300	140,544
Bonds, Series CAC	1.485(s)	07/30/46	EUR	300	135,158
Bonds, Series CAC	1.504(s)	07/30/47	EUR	300	130,392
Bonds, Series CAC	1.514(s)	07/30/48	EUR	300	125,814
Bonds, Series CAC	1.544(s)	07/30/49	EUR	300	120,136
Bonds, Series CAC	1.564(s)	07/30/50	EUR	300	113,507
Bonds, Series CAC	1.594(s)	07/30/51	EUR	300	108,625
Bonds, Series CAC	1.623(s)	07/30/52	EUR	300	107,033
Bonds, Series CAC	1.663(s)	07/30/53	EUR	300	101,884
Bonds, Series CAC	1.683(s)	07/30/54	EUR	300	97,881
Bonds, Series CAC	1.703(s)	07/30/55	EUR	300	93,570
Bonds, Series CAC	1.732(s)	07/30/56	EUR	300	84,591
Bonds, Series CAC	1.772(s)	07/30/57	EUR	300	80,428
Bonds, Series CAC	1.782(s)	07/30/58	EUR	300	80,163
Bonds, Series CAC	1.812(s)	07/30/59	EUR	300	73,070
Bonds, Series CAC	1.851(s)	07/30/60	EUR	300	71,924
Bonds, Series CAC	1.871(s)	07/30/61	EUR	300	67,728
Bonds, Series CAC	1.891(s)	07/30/62	EUR	300	62,888
Bonds, Series CAC	1.921(s)	07/30/63	EUR	300	60,212
Bonds, Series CAC	1.950(s)	07/30/64	EUR	300	56,728
Bonds, Series CAC	1.980(s)	07/30/65	EUR	300	53,585
Bonds, Series CAC	2.010(s)	07/30/66	EUR	300	52,477

Spain Government Bond Principal Strips, Bonds	0.794(s)	07/30/41	EUR	1,700	918,301
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	20,375,787
					61,572,747

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Sweden 0.0%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904%(s)	06/25/27	ZAR	1,400	$53,969
Sr. Unsec’d. Notes, MTN	2.665(s)	05/11/37		110	56,111

Sweden Government Bond, Bonds, Series 1053(k)	3.500	03/30/39	SEK	10,000	1,052,557
					1,162,637
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	310,387
Ukraine 0.7%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	43,601	13,470,943
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	18,799	5,942,482
					19,413,425
United Kingdom 0.3%
HM Treasury UK Sovereign Sukuk PLC, Unsec’d. Notes(k)	0.333	07/22/26	GBP	500	561,426
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	801,612
United Kingdom Gilt,
Bonds(k)	1.250	10/22/41	GBP	100	77,453
Bonds(k)	1.250	07/31/51	GBP	100	63,512
Bonds(k)	1.500	07/22/47	GBP	100	72,700
Bonds(k)	1.625	10/22/71	GBP	100	61,831
Bonds(k)	1.750	01/22/49	GBP	100	75,884
Bonds(k)	1.750	07/22/57	GBP	100	70,120
Bonds(k)	2.500	07/22/65	GBP	100	84,577
Bonds(k)	3.250	01/22/44	GBP	100	107,038
Bonds(k)	3.500	07/22/68	GBP	100	109,014
Bonds(k)	3.750	07/22/52	GBP	100	113,979
Bonds(k)	4.000	01/22/60	GBP	100	120,594
Bonds(k)	4.250	03/07/36	GBP	300	380,454
Bonds(k)	4.250	09/07/39	GBP	180	225,283
Bonds(k)	4.250	12/07/40	GBP	100	124,785
Bonds(k)	4.250	12/07/46	GBP	4,475	5,531,592
Bonds(k)	4.250	12/07/49	GBP	100	123,882
Bonds(k)	4.250	12/07/55	GBP	100	125,223
Bonds(k)	4.500	12/07/42	GBP	100	128,507

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt, (cont’d.)
Bonds(k)	4.750%	12/07/38	GBP	100	$132,557
Unsec’d. Notes(k)	0.875	01/31/46	GBP	100	63,396
Unsec’d. Notes(k)	1.125	01/31/39	GBP	100	80,801
					9,236,220
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	6.875	09/28/25		2,162	2,201,759
Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	627,800
					2,829,559

Total Sovereign Bonds (cost $938,109,985)					733,443,935
U.S. Government Agency Obligations 0.7%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	15,000	19,471,627
Sri Lanka Government AID Bond U.S. Gov’t. Gtd. Notes, Series 1, 3 Month LIBOR + 0.300%	5.861(c)	11/01/24	USD	750	732,000

Total U.S. Government Agency Obligations (cost $26,023,258)					20,203,627
U.S. Treasury Obligations 0.3%
U.S. Treasury Bonds(h)	1.125	08/15/40		160	100,550
U.S. Treasury Bonds(h)	2.250	05/15/41		545	411,305
U.S. Treasury Notes(h)(k)	1.500	11/30/28		55	48,030
U.S. Treasury Notes(h)	1.750	03/15/25		325	308,103
U.S. Treasury Notes(h)	1.875	02/15/32		1,615	1,371,488
U.S. Treasury Notes(h)(k)	2.875	05/15/32		2,035	1,869,338
U.S. Treasury Notes(h)(k)	3.875	12/31/27		1,025	1,009,305
U.S. Treasury Notes(h)(k)	4.375	10/31/24		3,400	3,361,617
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31		85	62,060
U.S. Treasury Strips Coupon(k)	1.888(s)	08/15/29		345	269,033
U.S. Treasury Strips Coupon(k)	2.089(s)	11/15/35		800	482,969
U.S. Treasury Strips Coupon(k)	2.251(s)	08/15/40		800	385,781

Total U.S. Treasury Obligations (cost $10,645,013)					9,679,579

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks 0.2%
Spain 0.0%
Codere New Topco SA (original Cost $0; purchased 11/19/21)^(f)	16,439	$—
United States 0.2%
Chesapeake Energy Corp. (original cost $299,612; purchased 02/04/21 - 02/09/21)(f)	48,975	4,130,552
Ferrellgas Partners LP (Class B Stock) (original cost $749,975; purchased 10/20/14)(f)	2,731	372,532
		4,503,084

Total Common Stocks (cost $734,484)		4,503,084
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 12.001%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40 (cost $100,000)	4,000	115,960

Total Long-Term Investments (cost $3,276,679,891)		2,781,991,757

Short-Term Investments 1.7%
Affiliated Mutual Funds 1.7%
PGIM Core Government Money Market Fund(wi)	9,310,987	9,310,987
PGIM Institutional Money Market Fund (cost $38,517,515; includes $38,311,874 of cash collateral for securities on loan)(b)(wi)	38,562,850	38,539,712

Total Affiliated Mutual Funds (cost $47,828,502)		47,850,699
Option Purchased*~ 0.0%
(cost $0)		1,534

Total Short-Term Investments (cost $47,828,502)		47,852,233

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.1% (cost $3,324,508,393)	$2,829,843,990
Options Written*~ (0.0)%
(premiums received $8,781)	(72,791)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.1% (cost $3,324,499,612)	2,829,771,199
Other assets in excess of liabilities(z) 0.9%	25,215,005

Net Assets 100.0%	$2,854,986,204

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
AID—Agency for International Development
BARC—Barclays Bank PLC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CME—Chicago Mercantile Exchange
CORRA—Canadian Overnight Repo Rate Average
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
UBS—UBS Securities LLC
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $34,231,800 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,126,652; cash collateral of $38,311,874 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $20,855,910. The aggregate value of $16,946,678 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate Swap, 01/30/29	Call	GSI	01/26/24	2.85%	2.85%(A)	3 Month TELBOR(Q)/ 4.850%	ILS	75,000	$1,534
(cost $0)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate Swap, 01/30/29	Call	GSI	01/26/24	2.35%	3 Month TELBOR(Q)/ 4.850%	2.35%(A)	ILS	75,000	$(103)
5- Year Interest Rate Swap, 01/30/29	Put	GSI	01/26/24	3.65%	3.65%(A)	3 Month TELBOR(Q)/ 4.850%	ILS	75,000	(72,202)
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		69,580	(486)
Total Options Written (premiums received $8,781)									$(72,791)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
25	1 Day Interbank Deposit	Dec. 2028	$55,654	$(11,275)
64	3 Month CME SOFR	Dec. 2023	15,134,400	34,283
64	3 Month CME SOFR	Mar. 2024	15,140,000	12,645
64	3 Month CME SOFR	Jun. 2024	15,174,400	(7,355)
64	3 Month CME SOFR	Sep. 2024	15,225,600	(28,080)
64	3 Month CME SOFR	Dec. 2024	15,285,600	(34,517)
64	3 Month CME SOFR	Mar. 2025	15,339,200	(30,517)
1,446	20 Year U.S. Treasury Bonds	Sep. 2023	179,936,625	(3,778,887)
5	30 Year Euro Buxl	Sep. 2023	739,854	(26,502)
790	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	104,452,813	(2,415,460)
1,805	Japanese Yen Currency	Sep. 2023	159,787,625	(4,383,373)
				(10,669,038)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,246	2 Year U.S. Treasury Notes	Sep. 2023	$252,976,937	$3,980,688
317	5 Year Euro-Bobl	Sep. 2023	40,392,474	488,919
2,767	5 Year U.S. Treasury Notes	Sep. 2023	295,571,798	5,241,020
893	10 Year Euro-Bund	Sep. 2023	130,586,515	2,140,922
508	10 Year U.K. Gilt	Sep. 2023	62,671,165	565,039
830	10 Year U.S. Treasury Notes	Sep. 2023	92,467,188	1,133,932
321	10 Year U.S. Ultra Treasury Notes	Sep. 2023	37,551,986	934,306
1,993	British Pound Currency	Sep. 2023	159,950,706	(4,729,822)
473	Euro Currency	Sep. 2023	65,182,356	(1,471,955)
2,675	Euro Schatz Index	Sep. 2023	308,969,121	1,677,358
				9,960,407
				$(708,631)
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	SSB	AUD	55,440	$37,756,237	$37,340,077	$—	$(416,160)
Expiring 10/31/23	JPM	AUD	4,867	3,379,499	3,279,258	—	(100,241)
Brazilian Real,
Expiring 08/02/23	GSI	BRL	19,292	4,072,705	4,078,209	5,504	—
British Pound,
Expiring 10/19/23	HSBC	GBP	1,346	1,764,490	1,727,221	—	(37,269)
Canadian Dollar,
Expiring 10/19/23	UAG	CAD	47,606	35,995,612	36,140,685	145,073	—
Chilean Peso,
Expiring 09/20/23	BNP	CLP	1,149,859	1,404,528	1,363,073	—	(41,455)
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	757,389	108,587,817	106,205,828	—	(2,381,989)
Expiring 08/23/23	CITI	CNH	353,761	50,747,549	49,606,595	—	(1,140,954)
Expiring 08/23/23	HSBC	CNH	4,346	614,690	609,429	—	(5,261)
Expiring 08/23/23	MSI	CNH	17,540	2,478,689	2,459,531	—	(19,158)
Expiring 08/23/23	SSB	CNH	29,718	4,127,345	4,167,260	39,915	—
Czech Koruna,
Expiring 10/19/23	BARC	CZK	116,874	5,495,763	5,362,355	—	(133,408)
Danish Krone,
Expiring 10/19/23	CITI	DKK	24,899	3,760,585	3,691,380	—	(69,205)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/19/23	DB	EUR	89	$100,000	$98,252	$—	$(1,748)
Expiring 10/19/23	HSBC	EUR	1,922	2,170,636	2,121,674	—	(48,962)
Expiring 10/19/23	HSBC	EUR	1,612	1,819,992	1,779,568	—	(40,424)
Expiring 10/19/23	HSBC	EUR	536	601,849	591,601	—	(10,248)
Expiring 10/19/23	MSI	EUR	1,181	1,328,171	1,303,278	—	(24,893)
Hungarian Forint,
Expiring 10/19/23	CITI	HUF	7,300,095	20,374,253	20,387,524	13,271	—
Indonesian Rupiah,
Expiring 09/20/23	MSI	IDR	91,542,091	6,155,125	6,057,483	—	(97,642)
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	17,431	4,790,246	4,750,387	—	(39,859)
Japanese Yen,
Expiring 10/19/23	BNYM	JPY	15,314,022	112,501,772	108,999,714	—	(3,502,058)
Expiring 10/19/23	BOA	JPY	605,795	4,316,163	4,311,829	—	(4,334)
Expiring 10/31/23	BARC	JPY	525,393	5,512,000	3,746,640	—	(1,765,360)
Expiring 10/31/23	BARC	JPY	406,236	4,196,000	2,896,916	—	(1,299,084)
Expiring 10/31/23	DB	JPY	511,039	5,354,000	3,644,284	—	(1,709,716)
Expiring 10/31/23	GSI	JPY	1,254,996	12,881,000	8,949,528	—	(3,931,472)
Expiring 10/31/23	MSI	JPY	1,637,975	15,824,364	11,680,596	—	(4,143,768)
Malaysian Ringgit,
Expiring 09/20/23	BARC	MYR	52,331	11,398,650	11,647,490	248,840	—
Mexican Peso,
Expiring 09/20/23	BARC	MXN	70,393	3,963,588	4,164,448	200,860	—
New Zealand Dollar,
Expiring 10/19/23	BARC	NZD	15,546	9,794,581	9,656,328	—	(138,253)
Norwegian Krone,
Expiring 10/19/23	BNYM	NOK	93,920	9,310,019	9,287,592	—	(22,427)
Polish Zloty,
Expiring 10/19/23	HSBC	PLN	89,071	22,371,957	22,151,089	—	(220,868)
Romanian Leu,
Expiring 10/19/23	BARC	RON	13,561	3,033,799	3,015,979	—	(17,820)
Singapore Dollar,
Expiring 09/20/23	JPM	SGD	7,299	5,478,882	5,502,530	23,648	—
South Korean Won,
Expiring 09/20/23	CITI	KRW	50,987,530	40,097,776	40,021,295	—	(76,481)
Swiss Franc,
Expiring 10/19/23	SSB	CHF	2,029	2,362,430	2,346,822	—	(15,608)
Thai Baht,
Expiring 09/20/23	JPM	THB	326,660	9,461,277	9,590,254	128,977	—
				$575,384,039	$554,734,002	806,088	(21,456,125)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	SCB	AUD	1,121	$763,147	$754,884	$8,263	$—
Expiring 10/31/23	HSBC	AUD	6,659	4,464,481	4,486,997	—	(22,516)
Brazilian Real,
Expiring 08/02/23	CITI	BRL	19,292	3,996,562	4,078,209	—	(81,647)
Expiring 09/05/23	GSI	BRL	19,292	4,048,434	4,052,658	—	(4,224)
British Pound,
Expiring 10/19/23	DB	GBP	36,001	46,761,764	46,212,438	549,326	—
Chinese Renminbi,
Expiring 08/23/23	SSB	CNH	16,442	2,310,558	2,305,651	4,907	—
Danish Krone,
Expiring 10/19/23	UAG	DKK	9,733	1,450,825	1,442,991	7,834	—
Euro,
Expiring 10/19/23	BARC	EUR	47,795	53,880,377	52,755,976	1,124,401	—
Expiring 10/19/23	BOA	EUR	6,650	7,359,896	7,340,459	19,437	—
Expiring 10/19/23	DB	EUR	7,833	8,693,437	8,646,293	47,144	—
Expiring 10/19/23	MSI	EUR	70,361	77,512,722	77,664,733	—	(152,011)
Expiring 10/19/23	SSB	EUR	77,618	86,421,626	85,674,819	746,807	—
Japanese Yen,
Expiring 10/19/23	CITI	JPY	435,576	3,132,457	3,100,275	32,182	—
Expiring 10/31/23	CITI	JPY	628,883	6,526,054	4,484,642	2,041,412	—
Expiring 10/31/23	CITI	JPY	115,153	1,102,894	821,171	281,723	—
Expiring 10/31/23	GSI	JPY	1,532,531	13,803,651	10,928,665	2,874,986	—
Expiring 10/31/23	HSBC	JPY	616,962	4,791,665	4,399,630	392,035	—
Expiring 10/31/23	MSI	JPY	2,309,705	20,805,025	16,470,788	4,334,237	—
Expiring 10/31/23	MSI	JPY	362,972	2,824,708	2,588,397	236,311	—
Expiring 10/31/23	SCB	JPY	298,534	2,312,180	2,128,885	183,295	—
New Zealand Dollar,
Expiring 10/19/23	MSI	NZD	1,982	1,233,957	1,231,399	2,558	—
Norwegian Krone,
Expiring 10/19/23	SCB	NOK	6,734	670,629	665,938	4,691	—
Peruvian Nuevo Sol,
Expiring 09/20/23	DB	PEN	25,265	6,862,253	6,984,102	—	(121,849)
Polish Zloty,
Expiring 10/19/23	BNP	PLN	2,149	533,316	534,346	—	(1,030)
Romanian Leu,
Expiring 10/19/23	UAG	RON	2,373	531,201	527,776	3,425	—
South African Rand,
Expiring 09/20/23	DB	ZAR	10,687	605,455	594,746	10,709	—
Expiring 09/20/23	TD	ZAR	45,566	2,283,090	2,535,916	—	(252,826)
South Korean Won,
Expiring 09/20/23	CITI	KRW	1,803,832	1,417,416	1,415,870	1,546	—

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/19/23	HSBC	SEK	38,328	$3,710,191	$3,654,767	$55,424	$—
Swiss Franc,
Expiring 10/19/23	SCB	CHF	463	540,547	535,526	5,021	—
Thai Baht,
Expiring 09/20/23	BNP	THB	33,371	975,549	979,720	—	(4,171)
				$372,326,067	$359,998,667	12,967,674	(640,274)
						$13,773,762	$(22,096,399)
Cross currency exchange contracts outstanding at July 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/31/23	Buy	AUD	8,947	JPY	599,449	$1,753,513	$—	DB
10/31/23	Buy	JPY	277,535	AUD	3,979	—	(701,809)	GSI
10/31/23	Buy	JPY	671,731	AUD	9,835	—	(1,836,376)	MSI
						$1,753,513	$(2,538,185)
Credit default swap agreements outstanding at July 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt	06/20/28	1.000%(Q)	2,000	13.208%	$(735,649)	$(1,320)	$(734,329)	MSI
Dominican Republic	06/20/28	1.000%(Q)	2,000	2.245%	(102,854)	(1,320)	(101,534)	MSI
Emirate of Abu Dhabi	06/20/28	1.000%(Q)	2,000	0.340%	60,575	(1,320)	61,895	MSI
Federation of Malaysia	06/20/28	1.000%(Q)	3,000	0.421%	79,828	(1,980)	81,808	MSI
Federative Republic of Brazil	06/20/28	1.000%(Q)	10,000	1.632%	(260,401)	(6,600)	(253,801)	MSI

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Bahrain	06/20/28	1.000%(Q)	2,000	2.271%	$(104,155)	$(1,320)	$(102,835)	MSI
Kingdom of Saudi Arabia	06/20/28	1.000%(Q)	4,000	0.493%	93,795	(2,640)	96,435	MSI
People’s Republic of China	06/20/28	1.000%(Q)	10,000	0.535%	215,094	(6,600)	221,694	MSI
Republic of Argentina	06/20/28	1.000%(Q)	2,000	37.993%	(1,398,312)	(1,320)	(1,396,992)	MSI
Republic of Chile	06/20/28	1.000%(Q)	5,000	0.629%	87,264	(3,300)	90,564	MSI
Republic of Colombia	06/20/28	1.000%(Q)	7,000	1.982%	(284,826)	(4,620)	(280,206)	MSI
Republic of Indonesia	06/20/28	1.000%(Q)	9,000	0.739%	112,752	(5,940)	118,692	MSI
Republic of Panama	06/20/28	1.000%(Q)	2,000	0.918%	9,493	(1,320)	10,813	MSI
Republic of Peru	06/20/28	1.000%(Q)	3,000	0.722%	40,037	(1,980)	42,017	MSI
Republic of Philippines	06/20/28	1.000%(Q)	3,000	0.677%	45,807	(1,980)	47,787	MSI
Republic of South Africa	06/20/28	1.000%(Q)	10,000	2.277%	(527,145)	(6,600)	(520,545)	MSI
Republic of Turkey	06/20/28	1.000%(Q)	10,000	3.724%	(1,086,167)	(6,600)	(1,079,567)	MSI
State of Qatar	06/20/28	1.000%(Q)	2,000	0.347%	59,935	(1,320)	61,255	MSI
Sultanate of Oman	06/20/28	1.000%(Q)	2,000	1.189%	(14,038)	(1,320)	(12,718)	MSI
United Mexican States	06/20/28	1.000%(Q)	10,000	0.997%	13,118	(6,600)	19,718	MSI
					$(3,695,849)	$(66,000)	$(3,629,849)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.39.V1	06/20/28	1.000%(Q)	100,000	$3,702,084	$(33,001)	$3,735,085	MSI
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	08/14/23	0.500%(M)	39,906	*	$27,115	$(1,067)	$28,182	GSI
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	2,640	$(6,044)		$53,679		$(59,723)		DB
Gazprom PAO	12/20/23	1.000%(Q)		1,410	187,839		106,072		81,767		CITI
Gazprom PAO	06/20/24	1.000%(Q)		723	147,727		128,553		19,174		HSBC
Gazprom PAO	06/20/25	1.000%(Q)	EUR	2,000	542,409		9,643		532,766		BARC
Gazprom PAO	12/20/25	1.000%(Q)		2,000	507,856		641,648		(133,792)		GSI
Gazprom PAO	06/20/26	1.000%(Q)		4,400	1,161,228		1,779,130		(617,902)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		8,650	2,455,098		3,817,838		(1,362,740)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	283,826		308,159		(24,333)		HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	170,296		307,183		(136,887)		JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	966,072		1,417,184		(451,112)		JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		4,305	32,894		101,674		(68,780)		BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(105,414)		(164,111)		58,697		BARC

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of South Africa	06/20/26	1.000%(Q)	1,000	$12,702		$22,935		$(10,233)		GSI
Swiss Confederation	12/20/27	0.250%(Q)	5,000	(32,975)		—		(32,975)		BARC
				$6,323,514		$8,529,587		$(2,206,073)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	06/20/26	1.000%(Q)		3,260	0.504%	$47,381	$28,341	$19,040	BOA
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.212%	163,515	148,494	15,021	DB
Barclays PLC	12/20/26	1.000%(Q)	EUR	3,000	0.872%	17,257	21,338	(4,081)	CITI
DP World PLC	12/20/24	1.000%(Q)		2,000	1.004%	2,217	2,610	(393)	BARC
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		3,480	0.078%	32,109	26,727	5,382	BNP
Emirate of Dubai	12/20/24	1.000%(Q)		1,000	0.260%	11,149	1,049	10,100	CITI
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		3,000	0.764%	6,231	(44,806)	51,037	DB
Gazprom PAO	12/20/26	1.000%(Q)		8,600	13.575%	(2,357,638)	(3,668,870)	1,311,232	HSBC
Generalitat de Cataluna	12/20/25	1.000%(Q)		4,900	*	73,849	(22,347)	96,196	DB
Halliburton Co.	12/20/26	1.000%(Q)		4,240	0.443%	78,913	27,551	51,362	GSI
Hellenic Republic	06/20/24	1.000%(Q)		1,000	0.163%	8,480	(36,135)	44,615	BARC
Hellenic Republic	06/20/29	1.000%(Q)		5,400	0.894%	35,567	(43,073)	78,640	BARC
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.766%	79,662	13,672	65,990	CITI
Hellenic Republic	12/20/31	1.000%(Q)		6,000	1.156%	(56,761)	(149,812)	93,051	CITI

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	34,770	0.277%	$4,267	$21,851	$(17,584)	BOA
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)	1,000	1.107%	(264)	3,571	(3,835)	BARC
Japan Govt.	06/20/28	1.000%(Q)	15,000	0.172%	567,118	511,879	55,239	CITI
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.099%	6,334	(4,244)	10,578	MSI
Kingdom of Spain	06/20/25	1.000%(Q)	9,940	0.199%	155,702	(36,113)	191,815	BOA
Kingdom of Spain	06/20/25	1.000%(Q)	7,500	0.199%	117,482	(33,733)	151,215	JPM
Kingdom of Spain	06/20/25	1.000%(Q)	1,645	0.199%	25,767	8,141	17,626	BARC
People’s Republic of China	12/20/24	1.000%(Q)	1,000	0.249%	11,281	5,874	5,407	CITI
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.344%	(9,496)	(39,551)	30,055	CITI
Republic of Estonia	12/20/26	1.000%(Q)	3,150	0.658%	37,355	20,225	17,130	JPM
Republic of Finland	06/20/27	0.250%(Q)	2,000	0.149%	7,795	6,565	1,230	BOA
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.171%	54,574	2,210	52,364	GSI
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.191%	84,349	33,127	51,222	MSI
Republic of Italy	06/20/24	1.000%(Q)	6,000	0.165%	50,783	(55,339)	106,122	BOA
Republic of Italy	06/20/24	1.000%(Q)	900	0.067%	8,398	(8,499)	16,897	DB
Republic of Italy	06/20/26	1.000%(Q)	4,200	0.499%	61,664	(94,821)	156,485	BOA
Republic of Italy	06/20/30	1.000%(Q)	1,200	1.144%	(8,594)	(23,783)	15,189	BARC
Republic of Panama	12/20/26	1.000%(Q)	4,200	0.631%	53,394	8,197	45,197	CITI
Republic of Poland	06/20/24	1.000%(Q)	6,615	0.198%	54,080	4,565	49,515	BNP
Republic of Serbia	12/20/25	5.000%(Q)	4,500	1.403%	388,374	422,459	(34,085)	CITI
Republic of Serbia	12/20/25	1.000%(Q)	1,000	1.403%	(7,854)	(696)	(7,158)	BNP

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Slovenia	06/20/24	1.000%(Q)		900	0.090%	$8,216	$(11,653)	$19,869	HSBC
Republic of South Africa	12/20/23	1.000%(Q)		3,000	0.314%	11,466	(13,256)	24,722	BOA
Republic of South Africa	06/20/31	1.000%(Q)		3,000	3.052%	(370,342)	(300,816)	(69,526)	MSI
State of Illinois	12/20/24	1.000%(Q)		2,800	*	609	(46,748)	47,357	GSI
State of Illinois	06/20/28	1.000%(Q)		1,000	*	(24,934)	(60,762)	35,828	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.257%	98,283	74,873	23,410	CITI
UBS Group AG	12/20/24	1.000%(Q)	EUR	8,600	0.758%	42,207	47,083	(4,876)	BOA
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.257%	30,876	19,553	11,323	DB
United Mexican States	12/20/26	1.000%(Q)		4,000	0.638%	50,052	3,205	46,847	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		9,960	0.786%	68,749	120,676	(51,927)	GSI
						$(280,378)	$(3,111,221)	$2,830,843
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 5.310%	SCB	01/10/27	$(163,543)	$—	$(163,543)
IDR	50,000,000	8.220%(S)	3,454	6 Month LIBOR(S)/ 5.861%	CITI	11/29/23	(109,843)	—	(109,843)
PEN	32,632	3.420%(S)	8,000	6 Month LIBOR(S)/ 5.861%	MSI	08/12/24	681,650	—	681,650
							$408,264	$—	$408,264

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 4.665%	$(816,272)	$(1,088,933)	$(272,661)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 4.665%	109,350	(797,004)	(906,354)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 4.665%	—	(1,610,447)	(1,610,447)
CAD	51,805	04/03/25	0.970%(S)	3 Month CDOR(2)(S)/ 5.500%	56,646	(3,271,577)	(3,328,223)
CAD	4,800	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 5.000%	142,941	(79,541)	(222,482)
CAD	12,150	12/03/48	2.800%(S)	3 Month CDOR(2)(S)/ 5.500%	(217,008)	(1,672,647)	(1,455,639)
CAD	3,000	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.000%	(55,585)	(59,547)	(3,962)
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 1.702%	(53,642)	(1,381,587)	(1,327,945)
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ 1.702%	(666)	(132,137)	(131,471)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ 1.702%	—	(619,721)	(619,721)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 1.702%	(3,737)	(87,227)	(83,490)
CLP	634,000	02/11/30	3.085%(S)	1 Day CLOIS(2)(S)/ 10.250%	—	(112,064)	(112,064)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 10.250%	—	(172,982)	(172,982)
CLP	7,540,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	174,723	174,723

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	3,100,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 10.250%	$—	$(49,921)	$(49,921)
CLP	818,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	(12,263)	(12,263)
CLP	5,294,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	32,274	32,274
CNH	78,000	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(20)	114,013	114,033
CNH	76,000	10/09/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(6)	109,461	109,467
CNH	98,660	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(80)	221,642	221,722
CNH	92,700	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	122,361	122,361
CNH	330,000	02/05/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(35)	435,158	435,193
CNH	18,100	03/10/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(8)	10,172	10,180
CNH	25,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(1)	19,364	19,365
CNH	149,980	05/08/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(196)	(91,488)	(91,292)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	80,785	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	$19	$(26,951)	$(26,970)
CNH	118,700	07/02/25	2.330%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(32)	71,751	71,783
CNH	161,860	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(82)	241,598	241,680
CNH	48,542	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(33)	65,895	65,928
CNH	129,600	09/01/25	2.735%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(70)	245,681	245,751
CNH	225,740	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	295	345,130	344,835
CNH	200,000	12/09/25	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	471,684	471,684
CNH	192,490	01/05/26	2.660%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(263)	321,615	321,878
CNH	40,000	03/03/26	2.840%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(63)	96,761	96,824
CNH	50,000	03/23/26	2.875%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	126,211	126,211

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	345,920	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	$(682)	$777,376	$778,058
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	4,678	4,678
CNH	36,780	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	43,331	38,878	(4,453)
CZK	875,720	01/28/24	1.938%(A)	6 Month PRIBOR(2)(S)/ 7.100%	—	(659,434)	(659,434)
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)/ 4.010%	8	(116,766)	(116,774)
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 4.010%	12	(71,205)	(71,217)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 4.010%	8	(17,684)	(17,692)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 4.010%	—	(170,122)	(170,122)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 4.010%	—	(25,530)	(25,530)
EUR	447,550	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.929%	—	(18,668,767)	(18,668,767)
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.392%	(10,534)	(6,461,197)	(6,450,663)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 3.929%	139	(1,055,376)	(1,055,515)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 3.929%	1,292	(769,148)	(770,440)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 3.929%	$(71,364)	$(708,131)	$(636,767)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 3.929%	(46,800)	(1,380,747)	(1,333,947)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 3.929%	—	(469,329)	(469,329)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.929%	—	(112,269)	(112,269)
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 3.929%	(291,824)	(2,790,562)	(2,498,738)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.929%	—	152,252	152,252
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 3.392%	(2,859)	(94,154)	(91,295)
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.929%	—	2,177,515	2,177,515
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.715%	—	(2,276,345)	(2,276,345)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.929%	—	5,134,498	5,134,498
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.715%	—	(5,377,477)	(5,377,477)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.929%	—	(3,337,901)	(3,337,901)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.929%	—	2,056,529	2,056,529
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.715%	—	(2,174,383)	(2,174,383)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 3.929%	$(117,564)	$(389,443)	$(271,879)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.929%	12,548	163,194	150,646
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.715%	(7,752)	(44,942)	(37,190)
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 3.929%	—	(6,491,203)	(6,491,203)
EUR	2,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 3.929%	171,265	(540,514)	(711,779)
GBP	86,340	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.930%	5,485,601	15,837,308	10,351,707
GBP	8,000	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.930%	823,701	1,885,134	1,061,433
GBP	6,355	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.930%	(946,524)	(1,904,284)	(957,760)
GBP	4,905	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 4.930%	(1,519,836)	(1,571,072)	(51,236)
GBP	7,500	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 4.930%	(2,392,079)	(2,956,843)	(564,764)
GBP	15,305	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	84,350	(7,166,753)	(7,251,103)
GBP	13,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	2,386,275	(7,138,172)	(9,524,447)
GBP	3,440	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	665,750	(1,899,860)	(2,565,610)
GBP	3,540	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 4.930%	(33)	(2,777,995)	(2,777,962)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 4.930%	$(232,965)	$(1,044,509)	$(811,544)
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 13.810%	—	(451,500)	(451,500)
ILS	40,440	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)/ 4.850%	(380)	(1,287,678)	(1,287,298)
JPY	3,276,010	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/ (0.061)%	(7,301)	13,963	21,264
JPY	950,000	01/15/25	0.000%(S)	1 Day TONAR(2)(S)/ (0.061)%	494	(9,967)	(10,461)
JPY	9,000,000	03/02/26	0.029%(S)	1 Day TONAR(2)(S)/ (0.061)%	13	(335,531)	(335,544)
JPY	5,000,000	06/02/26	0.009%(S)	1 Day TONAR(2)(S)/ (0.061)%	31	(251,185)	(251,216)
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ (0.061)%	3,059	(168,003)	(171,062)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ (0.061)%	46	(179,729)	(179,775)
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ (0.061)%	1,970,701	1,083,180	(887,521)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ (0.061)%	—	(168,099)	(168,099)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (0.061)%	62	(313,877)	(313,939)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ (0.061)%	(3,513)	44,481	47,994
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ (0.061)%	(1,533)	(438,725)	(437,192)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ (0.061)%	$(811)	$16,664	$17,475
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ (0.061)%	(2,277)	24,948	27,225
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ (0.061)%	(1,957)	23,496	25,453
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ (0.061)%	(3,626)	48,294	51,920
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ (0.061)%	(9,272)	156,100	165,372
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ (0.061)%	(188)	(85,187)	(84,999)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ (0.061)%	(805)	(39,224)	(38,419)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ (0.061)%	(450)	(39,811)	(39,361)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ (0.061)%	(208)	(53,560)	(53,352)
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ (0.061)%	44	(272,281)	(272,325)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ (0.061)%	(1,200)	(70,582)	(69,382)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ (0.061)%	(494)	(36,743)	(36,249)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ (0.061)%	(641)	(27,221)	(26,580)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ (0.061)%	(909)	(42,496)	(41,587)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ (0.061)%	$(973)	$(92,044)	$(91,071)
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ (0.061)%	(1,188)	(33,271)	(32,083)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ (0.061)%	(948)	(25,860)	(24,912)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ (0.061)%	(24)	(556,377)	(556,353)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ (0.061)%	(3)	(376,633)	(376,630)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ (0.061)%	—	(28,422)	(28,422)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ (0.061)%	(500)	(14,817)	(14,317)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ (0.061)%	—	165,636	165,636
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ (0.061)%	(22,641)	(290,411)	(267,770)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ (0.061)%	(7,788)	(338,362)	(330,574)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ (0.061)%	(5,822)	(288,049)	(282,227)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ (0.061)%	318,796	242,377	(76,419)
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ (0.061)%	(12,513)	(162,940)	(150,427)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ (0.061)%	(1,252)	(1,300,562)	(1,299,310)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ (0.061)%	$(545)	$(538,457)	$(537,912)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ (0.061)%	(841)	(95,962)	(95,121)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ (0.061)%	(6,307)	(2,768,454)	(2,762,147)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ (0.061)%	(4,684)	(914,203)	(909,519)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ (0.061)%	(702)	(119,969)	(119,267)
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ (0.061)%	(348)	(15,153)	(14,805)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ (0.061)%	(1,450)	(380,286)	(378,836)
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ (0.061)%	(158)	(956,949)	(956,791)
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ (0.061)%	(3,609)	(839,383)	(835,774)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ (0.061)%	(12,421)	(1,694,930)	(1,682,509)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ (0.061)%	(14,771)	(1,771,340)	(1,756,569)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ (0.061)%	(12,764)	(2,305,005)	(2,292,241)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ (0.061)%	—	261,275	261,275
KRW	18,824,000	08/06/25	0.830%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(10)	(932,645)	(932,635)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	$—	$(304,990)	$(304,990)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	437,225	(1,192,792)	(1,630,017)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	13	(1,173,919)	(1,173,932)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(597,573)	(597,573)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(436,049)	(436,049)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(17,209)	(26,578)	(9,369)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 5.070%	—	(409,669)	(409,669)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 5.070%	—	(650,662)	(650,662)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 5.665%	—	(351,170)	(351,170)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	(493,322)	(493,322)
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.550%	96,319	(1,793,758)	(1,890,077)
THB	120,000	08/23/23	1.920%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(1,089)	(1,089)
THB	60,000	07/04/24	1.590%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(12,334)	(12,334)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(497,406)	(497,406)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 1.986%	$(900)	$3,410	$4,310
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(220,655)	(220,655)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(592,593)	(592,593)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 1.986%	—	(335,630)	(335,630)
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	76,867	76,867
TWD	255,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.494%	—	40,763	40,763
	332,950	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(1,092,567)	(1,092,567)
	334,175	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/ 5.310%	—	(325,457)	(325,457)
	142,505	07/10/24	5.435%(T)	1 Day SOFR(2)(T)/ 5.310%	—	57,819	57,819
	301,810	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.310%	—	81,164	81,164
	180,200	03/08/25	4.919%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(406,320)	(406,320)
	342,911	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/ 5.310%	(611,135)	3,156,776	3,767,911
	13,000	04/26/33	3.070%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(138,518)	(138,518)
					$5,244,648	$(87,143,019)	$(92,387,667)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,000	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	$34,219	$3	$34,216	CITI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.970%	616	—	616	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(494)	—	(494)	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.970%	28,685	—	28,685	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(21,705)	—	(21,705)	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	(14,657)	—	(14,657)	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	4,087	—	4,087	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	37,800	—	37,800	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	18,251	—	18,251	HSBC
KRW	900,000	11/05/24	2.425%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(14,077)	—	(14,077)	CITI
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(75,779)	(7)	(75,772)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(97,840)	—	(97,840)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(102,916)	—	(102,916)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(45,269)	—	(45,269)	JPM

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	$(467)	$—	$(467)	MSI
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	2,566	—	2,566	CITI
MYR	23,575	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(142,995)	(240)	(142,755)	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(332,628)	(490)	(332,138)	HSBC
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(9,789)	(6)	(9,783)	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(84,527)	17	(84,544)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(181,052)	9	(181,061)	MSI
SAR	49,500	04/26/33	4.495%(A)	3 Month SAIBOR(1)(Q)/ 6.008%	37,806	—	37,806	MSI
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(395,270)	—	(395,270)	CITI
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(769,740)	—	(769,740)	CITI
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	417,539	—	417,539	CITI
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	794,379	—	794,379	CITI
					$(913,257)	$(714)	$(912,543)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).